Income Tax Expense - Schedule of Loss Before Income Tax (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Loss before income tax Local				$ (5,128)	$ (27,300)	$ (78,821)
Loss before income tax		$ (77,325)	$ (11,526)	(200,072)	(41,519)	(234,862)
Seychelles [Member]
Loss before income tax Foreign					(1,500)	(3,100)
Hong Kong [Member]
Loss before income tax Foreign				(263)	(205)	(1,539)
Malaysia [Member]
Loss before income tax Foreign				(192,563)	(12,514)	$ (151,402)
Australia [Member]
Loss before income tax Foreign				$ (2,118)